UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form N-23C-1

                       STATEMENT BY REGISTERED CLOSED-END
             INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

               REPORT FOR CALENDAR MONTH ENDING    December 31, 1999
                                                --------------------------

                         CENTRAL SECURITIES CORPORATION
             -------------------------------------------------------
               (Name of registered closed-end investment company)


-------------------------------------------------------------------------------------------------
                                                   Approximate Asset          Name of
Date of                        Number of   Price   Value or Approximate       Seller or
Each          Identification   Shares      Per     Asset Coverage Per Share   of Seller's
Transaction   of Security      Purchased   Share   at Time of Purchase        Broker
-------------------------------------------------------------------------------------------------
12/1/99       Common Stock        731      $25.6875      $32.66               Edward L. Sherster



REMARKS:  None

                                                 CENTRAL SECURITIES CORPORATION
                                                 -------------------------------
                                                        (Name of Registrant)

                                              By /s/ Karen E. Riley
                                                 -------------------------------
                                                              (Name)

                                                 Secretary
                                                 -------------------------------
                                                              (Title)

Date of Statement:  January 7, 2000